Gain on Sale of Containers to Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2013
Changes in Company's Shareholders' Equity

Changes in the Company’s shareholders’ equity resulting from the changes in its ownership interest in TMCL for the years ended December 31, 2013, 2012 and 2011 were as follows:

	2013	2012	2011
Net income attributable to Textainer Group Holdings Limited common shareholders	$182,809	$206,950	$189,606

Transfers to the noncontrolling interest:
Decrease in Textainer Group Holdings Limited’s additional paid-in capital for TMCL capital restructuring	—	—	(43,010)

Transfers to the noncontrolling interest:	—	—	(43,010)

Change in net income attributable to Textainer Group Holdings Limited common shareholders and transfers to the noncontrolling interest	$182,809	$206,950	$146,596